SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive securities	122,044,216	173,953,487	133,702,916	118,929,017
Common Stock Warrants
Antidilutive securities	100,918,457	85,826,872	80,881,817	30,677,637
Share-Based Payment Arrangement, Option
Antidilutive securities	21,125,759	88,126,615	52,821,099	88,251,380